Cash (Schedule of Cash) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash [abstract]
Cash at financial institutions	$ 18,224,563	$ 18,312,333
Cash held in lawyers' trust account	109,169	146,458
Total Cash	$ 18,333,732	$ 18,458,791